Note 6 - Other operating income and expenses (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about other operating income and expenses [line items]
Insurance recovery	$ 7.0
Brazil
Disclosure of detailed information about other operating income and expenses [line items]
Recovery of legal proceedings	$ 17.6